Fees Summary	Nov. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,775,000
Previously Paid Amount	0.00
Total Fee Amount	577.95
Total Offset Amount	0.00
Net Fee	577.95
Narrative - Max Aggregate Offering Price	$ 3,775,000
Final Prospectus	true